LEASE	12 Months Ended
Sep. 30, 2025
LEASE
LEASE

NOTE 12 – LEASE

For the years ended September 30, 2025, 2024 and 2023, the lease expenses were $60,740, $Nil and $30,275, respectively.

	As of	As of
	September 30,	September 30,
	2025	2024
Operating Lease Assets:
Operating Lease right of use asset	$315,959	$—
Total operating lease assets	315,959	—
Operating lease obligations:
Current operating lease liabilities	240,943	—
Non-current operating lease liabilities	79,311	—
Total Lease liabilities	$320,254	$—

Remaining Lease Term Operating Lease	1.34 years	—
Discount rate	3.00%	—%

Lease liability maturities as of September 30, are as follows:

Operating,
lease
2026	246,666
2027	79,692
Total minimum lease payments	$326,358
Less: Imputed interest	(6,104)
Total	$320,254